UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: March 28, 2013

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (70.8%)
	Arizona Health Facilities Authority,
$85,020	Banner Health Ser 2008 E	0.13%	04/04/13	01/01/29	$85,020,000
46,590	Banner Health Ser 2008 G	0.13	04/04/13	01/01/29	46,590,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.13	04/04/13	07/01/38	6,905,000
19,910	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.13	04/04/13	10/15/41	19,910,000
15,525	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.11	04/04/13	01/01/16	15,525,000
	BB&T Municipal Trust, FL,
23,570	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.12	04/04/13	10/01/14	23,570,000
9,930	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.12	04/04/13	04/01/16	9,930,000
10,225	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.10	04/04/13	10/01/15	10,225,000
144,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.11	04/04/13	06/01/41	144,445,000
	California Statewide Communities Development Authority,
73,805	Gas Supply Sacramento Municipal Utility District Ser 2010	0.12	04/04/13	11/01/40	73,805,000
69,580	Kaiser Permanente Ser 2002 E	0.11	04/04/13	11/01/36	69,580,000
62,000	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.10	04/04/13	12/31/47	62,000,000
92,990	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.12	04/04/13	08/01/39	92,990,000
25,525	Chicago Board of Education, IL, Ser 2009 A-2	0.11	04/04/13	03/01/26	25,525,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.17	04/04/13	07/01/28	4,850,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.12	04/04/13	05/01/34	22,600,000
	Colorado Springs, CO,
69,605	Utilities System Sub Lien Ser 2004 A	0.15	04/04/13	11/01/23	69,605,000
45,125	Utilities System Sub Lien Ser 2006 A	0.12	04/04/13	11/01/25	45,125,000
19,400	Utilities System Sub Lien Ser 2007 A	0.12	04/04/13	11/01/37	19,400,000
67,275	Utilities System Sub Lien Ser 2007 B	0.13	04/04/13	11/01/26	67,275,000
43,485	Utilities System Sub Lien Ser 2009 C	0.11	04/04/13	11/01/28	43,485,000
37,695	Utilities System Sub Lien Ser 2010 C	0.12	04/04/13	11/01/40	37,695,000
30,500	Columbia, SC, Waterworks & Sewer System Ser 2009	0.14	04/04/13	02/01/38	30,500,000
7,540	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.15	04/04/13	06/01/16	7,540,000
60,000	Delaware River Port Authority, PA, Ser 2010 B	0.10	04/04/13	01/01/26	60,000,000
	Deutsche Bank SPEARS, FL,
30,000	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.17	04/04/13	10/01/33	30,000,000
16,745	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.17	04/04/13	10/01/39	16,745,000
26,305	Deutsche Bank SPEARS, IL, Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.17	04/04/13	09/01/38	26,305,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$10,545	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121 (c)	0.27%	04/04/13	10/01/42	$10,545,000
6,500	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.14	04/04/13	06/15/45	6,500,000
7,805	Deutsche Bank SPEARS, OH, Middleburg Heights Southwest General Health Center Ser 2012 A SPEARS Ser DBE-1126 (c)	0.17	04/04/13	08/01/47	7,805,000
44,000	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.17	04/04/13	11/01/35	44,000,000
100,000	District of Columbia, DC, The Pew Charitable Trusts Ser 2008 A	0.12	04/04/13	04/01/38	100,000,000
	Eclipse Funding Trust , NY,
20,000	Metropolitan Transportation Authority Dedicated Tax Ser 2012 A Solar Eclipse Ser 2012-0013 (c)	0.12	04/04/13	05/15/20	20,000,000
41,700	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.12	04/04/13	03/15/20	41,700,000
9,490	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (c)	0.12	04/04/13	09/01/29	9,490,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.14	04/04/13	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.14	04/04/13	10/01/25	8,900,000
49,300	Inova Health System Foundation Ser 2000	0.11	04/04/13	01/01/30	49,300,000
23,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.13	04/04/13	10/15/16	23,800,000
38,900	Franklin County, OH, OhioHealth Corporation Ser 2009 A	0.12	04/04/13	11/15/41	38,900,000
	Gainesville, FL,
80,520	Utilities System 2007 Ser A	0.10	04/04/13	10/01/36	80,520,000
35,465	Utilities System 2008 Ser B	0.10	04/04/13	10/01/38	35,465,000
49,600	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.57	04/04/13	05/01/13	49,600,000
	Highlands County Health Facilities Authority, FL,
8,765	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.13	04/04/13	11/15/14	8,765,000
69,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.10	04/04/13	11/15/37	69,870,000
	Houston, TX,
72,950	Combined Utility System First Lien Ser 2004 B2	0.10	04/04/13	05/15/34	72,950,000
21,100	Combined Utility System First Lien Ser 2004 B4	0.12	04/04/13	05/15/34	21,100,000
43,325	Combined Utility System First Lien Ser 2004 B6	0.12	04/04/13	05/15/34	43,325,000
	Illinois Toll Highway Authority,
98,500	Toll Highway Senior Priority Ser 2007 A-1B	0.12	04/04/13	07/01/30	98,500,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.12	04/04/13	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.12	04/04/13	11/15/33	20,075,000
119,420	Trinity Health Ser 2008 D-1	0.09	04/04/13	12/01/34	119,420,000
26,680	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.11	04/04/13	01/01/35	26,680,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.12%	04/04/13	06/01/23	$10,000,000
33,275	JEA, FL, Water & Sewer System Subser 2008 A-2	0.13	04/04/13	10/01/42	33,275,000
35,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.17	04/04/13	11/28/13	35,000,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.12	04/04/13	01/15/47	23,000,000
	King County, WA,
36,300	Limited Tax Sewer Ser 2010 A	0.09	04/04/13	01/01/40	36,300,000
11,650	Limited Tax Sewer Ser 2010 A	0.10	04/04/13	01/01/40	11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.12	04/04/13	01/01/47	43,000,000
62,800	Long Island Power Authority, NY, Electric System Ser 2012 C	0.11	04/04/13	05/01/33	62,800,000
139,650	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.12	04/04/13	08/01/40	139,650,000
58,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.12	04/04/13	02/15/43	58,400,000
73,905	Massachusetts, Refg 1997 Ser B	0.11	04/04/13	08/01/15	73,905,000
9,900	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.12	04/04/13	07/01/29	9,900,000
28,900	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.10	04/04/13	01/01/29	28,900,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.11	04/04/13	09/01/33	30,710,000
67,280	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.10	04/04/13	07/01/31	67,280,000
	Massachusetts Water Resources Authority,
54,875	Gen Ser 2008 A-1	0.12	04/04/13	08/01/37	54,875,000
55,545	Gen Ser 2008 A-2	0.11	04/04/13	08/01/37	55,545,000
77,500	Gen Ser 2008 A-3	0.10	04/04/13	08/01/37	77,500,000
97,320	Gen Ser 2008 C-2	0.11	04/04/13	11/01/26	97,320,000
101,505	Gen Ser 2008 F	0.09	04/04/13	08/01/29	101,505,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.13	04/04/13	11/15/35	24,445,000
65,600	Ser 2005 E Subser E-1	0.13	04/04/13	11/01/35	65,600,000
77,560	Ser 2011 B	0.13	04/04/13	11/01/41	77,560,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.13	04/04/13	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.13	04/04/13	05/01/32	12,870,000
37,990	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.12	04/04/13	07/01/24	37,990,000
56,675	Missouri Health & Educational Facilities Authority, BJC Health System Ser 2008 C	0.10	04/04/13	05/15/38	56,675,000
	Mobile Downtown Redevelopment Authority, AL,
45,260	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.12	04/04/13	05/01/41	45,260,000
43,185	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.12	04/04/13	05/01/41	43,185,000
	Murray City, UT,
43,500	IHC Health Services, Inc. Ser 2003 A	0.10	04/04/13	05/15/36	43,500,000
45,900	IHC Health Services, Inc. Ser 2003 B	0.10	04/04/13	05/15/36	45,900,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,455	New Castle County, DE, University Courtyard Apartments Ser 2005	0.13%	04/04/13	08/01/31	$20,455,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.12	04/04/13	01/01/28	39,750,000
41,450	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.11	04/04/13	08/01/34	41,450,000
39,730	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.12	04/04/13	11/01/39	39,730,000
	New York City Municipal Water Finance Authority, NY,
79,400	2000 Ser C	0.11	04/04/13	06/15/33	79,400,000
50,000	Second General Fiscal 2003 F1B	0.11	04/04/13	06/15/35	50,000,000
105,825	Second General Fiscal 2010 Ser CC	0.11	04/04/13	06/15/41	105,825,000
75,275	Water & Sewer System Fiscal 2008 Ser B-4	0.10	04/04/13	06/15/23	75,275,000
2,040	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916 (c)	0.13	04/04/13	06/15/18	2,040,000
	New York City Transitional Finance Authority, NY,
74,900	Future Tax Fiscal 2010 Ser F Subser F-5	0.12	04/04/13	02/01/35	74,900,000
35,000	Future Tax Fiscal 2013 Ser A Subser A-7	0.11	04/04/13	08/01/39	35,000,000
	New York City, NY,
42,200	Fiscal 1995 Ser F Subser F-6	0.11	04/04/13	02/15/18	42,200,000
34,920	Fiscal 2004 Subser A-5	0.11	04/04/13	08/01/31	34,920,000
25,250	Fiscal 2004 Subser A-6	0.11	04/04/13	08/01/31	25,250,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685 (c)	0.14	04/04/13	06/01/20	9,580,000
91,925	Fiscal 2006 Subser I-4	0.11	04/04/13	04/01/36	91,925,000
16,870	North Broward Hospital District, FL, Ser 2008 A	0.11	04/04/13	01/15/31	16,870,000
43,125	North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-1	0.12	04/04/13	10/01/36	43,125,000
44,475	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.13	04/04/13	08/01/34	44,475,000
	Orlando Utilities Commission, FL,
48,000	Utility System Ser 2008-1	0.11	04/04/13	10/01/33	48,000,000
81,000	Utility System Ser 2008-2	0.12	04/04/13	10/01/33	81,000,000
45,000	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.11	04/04/13	07/01/40	45,000,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.10	04/04/13	04/01/43	45,000,000
48,400	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Ser 2012 C	0.12	04/04/13	07/01/24	48,400,000
36,500	Pennsylvania Turnpike Commission, Ser 2010 A-2	0.12	04/04/13	12/01/35	36,500,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.11	04/04/13	11/01/38	31,250,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.11	04/04/13	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.11	04/04/13	09/01/36	54,525,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.15	04/04/13	11/15/25	20,000,000
19,800	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.12	04/04/13	09/01/13	19,800,000
15,600	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C & D Floater Certificates Ser E-19 (c)	0.12	04/04/13	06/13/13	15,600,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	RBC Municipal Products Trust, Inc., PA,
$33,960	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.12%	04/04/13	04/01/14	$33,960,000
27,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.12	04/04/13	02/01/18	27,000,000
8,500	Rib Floater Credit Enhanced Trust, NY, New York City Municipal Water Finance Authority Second General Fiscal 2013 Ser CC Trust Receipts Ser 2013 FR-3WX (c)	0.12	04/04/13	06/15/47	8,500,000
20,795	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.12	04/04/13	03/01/36	20,795,000
11,400	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.15	04/04/13	08/15/41	11,400,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.12	04/04/13	02/01/33	88,100,000
20,465	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.14	04/04/13	06/01/29	20,465,000
7,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.13	04/04/13	12/01/24	7,360,000
	Texas Transportation Commission,
36,140	Mobility Fund Ser 2005-B	0.12	04/04/13	04/01/30	36,140,000
37,800	Mobility Fund Ser 2006 Eagle # 20060126 Class A (c)	0.12	04/04/13	04/01/35	37,800,000
26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.12	04/04/13	04/01/37	26,000,000
31,980	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.13	04/04/13	06/01/26	31,980,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.13	04/04/13	12/01/34	30,000,000
	University of Texas Regents,
69,575	Financing System Ser 2007 B	0.11	04/04/13	08/01/33	69,575,000
96,345	Financing System Ser 2008 B	0.10	04/04/13	08/01/32	96,345,000
165,535	Permanent University Fund Ser 2008 A	0.09	04/04/13	07/01/37	165,535,000
38,365	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.13	04/04/13	11/01/45	38,365,000
	Utah Water Finance Agency,
49,700	Ser 2008 B	0.12	04/04/13	10/01/37	49,700,000
28,350	Ser 2008 B-2	0.12	04/04/13	10/01/35	28,350,000
9,115	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.12	04/04/13	05/01/28	9,115,000
9,990	Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C (c)	0.13	04/04/13	02/01/46	9,990,000
13,570	Wells Fargo Stage Trust, NY, New York City Municipal Water Finance Authority Fiscal 2013 Ser CC Stage Trust Ser II 2013P3-E (c)	0.13	04/04/13	06/15/47	13,570,000
148,245	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.13	04/04/13	05/15/39	148,245,000
33,325	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.11	04/04/13	07/15/28	33,325,000

	Total Weekly Variable Rate Bonds (Cost $6,193,765,000)				6,193,765,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (7.1%)
$7,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00%	0.42%	10/15/13	$7,060,299
228,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	229,069,426
	Hazard, KY,
8,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.40	12/01/13	8,032,110
10,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.50	12/01/13	10,033,662
8,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	8,027,662
	Los Angeles County Schools Pooled Financing Program, CA,
17,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	17,193,256
25,000	Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	25,343,187
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,001,907
3,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00	0.30	02/01/14	3,017,679
240,000	New Jersey, Ser Fiscal 2013 C TRANs, dtd 11/20/12	2.50	0.35	06/27/13	241,275,288
60,000	New York State Thruway Authority, General Ser 2013 A BANs, dtd 02/07/13	1.00	0.25	07/31/13	60,152,648
4,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	4,000,000
10,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00	0.32	03/01/14	10,062,516

	Total Municipal Bonds & Notes (Cost $624,269,640)				624,269,640

	Commercial Paper (6.6%)
47,480	Austin, TX, Combined Utility Systems Ser A	0.14	0.14	04/22/13	47,480,000
38,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.23	0.23	05/20/13	38,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
65,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	11/05/13	65,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	05/20/13	20,000,000
22,000	Methodist Hospital System Ser 2009 C-1	0.24	0.24	04/03/13	22,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	08/05/13	25,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.23	0.23	07/09/13	25,000,000
	Houston, TX,
50,100	Ser G-2	0.14	0.14	04/17/13	50,100,000
42,000	Ser H-2	0.14	0.14	04/16/13	42,000,000
55,734	Howard County, MD, Ser 2011 BANs	0.15	0.15	04/30/13	55,734,000
37,500	JEA, FL, Electric System Subser 2000 F-1	0.15	0.15	04/25/13	37,500,000
	North Texas Tollway Authority, TX,
18,000	Ser 2009 D	0.14	0.14	05/09/13	18,000,000
10,000	Ser 2009 D	0.14	0.14	05/08/13	10,000,000
20,000	Ser 2009 D	0.14	0.14	05/07/13	20,000,000
100,000	San Antonio, TX, Electric & Gas Systems Ser B	0.14	0.14	04/23/13	100,000,000
7,000	Sunshine State Governmental Financing Commission, FL, Orlando Ser H	0.18	0.18	05/09/13	7,000,000

	Total Commercial Paper (Cost $582,814,000)				582,814,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (8.5%)
	Chicago, IL,
$22,350	Neighborhoods Alive Ser 21 B	0.15%	04/01/13	01/01/37	$22,350,000
49,975	Refg Ser 2005 D-1	0.13	04/01/13	01/01/40	49,975,000
43,395	Refg Ser 2005 D-2	0.13	04/01/13	01/01/40	43,395,000
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE-1118 (AMT) (c)	0.29	04/01/13	07/01/32	4,090,000
5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE-1120 (AMT) (c)	0.29	04/01/13	07/01/43	5,960,000
	JP Morgan Chase & Co., CA,
19,545	California Ser 2012-13 A-1 RANs PUTTERs Ser 4265 (c)	0.15	04/01/13	05/30/13	19,545,000
21,500	Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4289 (c)	0.15	04/01/13	11/28/13	21,500,000
	JP Morgan Chase & Co., TX,
145,900	Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.15	04/01/13	08/30/13	145,900,000
139,400	Texas State Ser 2012 TRANs PUTTERs Ser 4264 (c)	0.15	04/01/13	08/30/13	139,400,000
61,305	Massachusetts, Central Artery Ser 2000 A	0.17	04/01/13	12/01/30	61,305,000
	New York City Transitional Finance Authority, NY
106,200	Future Tax Fiscal 2010 Ser G Subser G5	0.12	04/02/13	05/01/34	106,200,000
	New York City, NY,
86,600	Fiscal 2008 Ser J Subser J-3	0.12	04/02/13	08/01/23	86,600,000
39,600	Fiscal 2013 Ser F Subser F-3	0.15	04/01/13	03/01/42	39,600,000

	Total Daily Variable Rate Bonds (Cost $745,820,000)				745,820,000

	Put Option Bonds (3.5%)
14,575	Eastern Municipal Water District, CA, Water & Sewer Refg Ser 2013 A	0.14	12/20/13	07/01/35	14,575,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.24	10/24/13	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.22	10/24/13	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.22	10/24/13	02/01/46	9,600,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.21	10/24/13	07/01/30	15,500,000
19,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.12	08/30/13	07/01/30	19,000,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.21	10/24/13	11/15/49	30,000,000
93,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.25	08/22/13	12/01/49	93,000,000
7,665	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.24	10/24/13	11/01/34	7,665,000
5,965	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.24	10/24/13	11/01/34	5,965,000
11,940	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.20	10/24/13	11/01/34	11,940,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.23	10/24/13	10/01/27	5,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$25,000	Riverside, CA, Water Ser 2011 A	0.17%	04/01/14	10/01/35	$25,000,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.25	10/24/13	11/15/50	15,000,000
18,000	Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C (c)	0.27	06/13/13	11/01/37	18,000,000
16,650	Wells Fargo Stage Trust, WI, Ser 2012 B Stage Trust Ser 111C (c)	0.27	06/13/13	05/01/33	16,650,000

	Total Put Option Bonds (Cost $303,075,000)				303,075,000

	Closed-End Investment Companies (3.4%)
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.22	04/04/13	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.22	04/04/13	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.26	04/04/13	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.20	04/04/13	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309 (c)	0.22	04/04/13	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.22	04/04/13	05/01/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.19	04/04/13	12/01/40	50,000,000

	Total Closed-End Investment Companies (Cost $297,200,000)				297,200,000

	Total Investments (Cost $8,746,943,640) (d)			99.9%	8,746,943,640
	Other Assets in Excess of Liabilities			0.1	5,359,608

	Net Assets			100.0%	$8,752,303,248

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments – Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$6,193,765,000	$—	$6,193,765,000
Municipal Bonds & Notes	—	624,269,640	—	624,269,640
Commercial Paper	—	582,814,000	—	582,814,000
Daily Variable Rate Bonds	—	745,820,000	—	745,820,000
Put Option Bonds	—	303,075,000	—	303,075,000
Closed-End Investment Companies	—	297,200,000	—	297,200,000

Total Assets	$—	$8,746,943,640	$—	$8,746,943,640

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013